Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Term Facilities Maturity September 2012 [Member]	Mar. 31, 2012 Term Facilities Maturity December 2012 [Member]	Mar. 31, 2012 Term Facilities Maturity February 2013 [Member]	Mar. 31, 2012 Term Facilities Maturity February 2014 [Member]
Summary of Company's credit facilities
Effective Interest Rate
Total Facility	$ 280.0		$ 50.0	$ 130.0	$ 50.0	$ 50.0
Principal Drawn		$ 59.0